Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Breakdown and Changes in Goodwill

Goodwill shows the following breakdown and changes during 2017 and 2018:

	As of December 31, 2016	Reclassification	Increase	Decrease	Impairments	Exchange differences	As of December 31, 2017
	(millions of euros)
Domestic	28,489						28,489
Core Domestic	28,077						28,077
International Wholesale	412						412
Brazil	1,123					(150)	973
Other operations	—						—

Total	29,612	—	—	—	—	(150)	29,462

	As of December 31, 2017	Reclassification	Increase	Decrease	Impairments	Exchange differences	As of December 31, 2018
	(millions of euros)
Domestic	28,489				(2,590)		25,899
Core Domestic	28,077				(2,450)		25,627
International Wholesale	412				(140)		272
Brazil	973					(103)	870
Other operations	—						—

Total	29,462	—	—	—	(2,590)	(103)	26,769

Summary of Gross Carrying Amounts, Accumulated Impairment Losses (Details)

The gross carrying amounts of goodwill and the relative accumulated impairment losses from January 1, 2004 (date of allocation to the Cash Generating Units—CGUs) to December 31, 2018 and 2017 can be summarized as follows:

	As of December 31, 2018			As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Net carrying amount	Gross carrying amount	Accumulated impairment losses	Net carrying amount
	(millions of euros)
Domestic	42,457	(16,558)	25,899	42,457	(13,968)	28,489
Core Domestic	42,045	(16,418)	25,627	42,045	(13,968)	28,077
International Wholesale	412	(140)	272	412	—	412
Brazil	1,077	(207)	870	1,204	(231)	973
Other operations	—	—	—	—	—	—

Total	43,534	(16,765)	26,769	43,661	(14,199)	29,462

Summary of Principal Parameters for Estimates of Value in Use (Details)

Principal parameters for the estimates of value in use

Core Domestic
%
WACC	6.60
WACC before tax	8.91
Growth rate beyond the explicit period (g)	0.50
Capitalization rate net of tax (WACC -g )	6.10
Capitalization rate before taxes (WACC -g )	8.41
Capex/Revenues, % perpetual	20.15

Summary of Differences Between Recoverable Amounts and Net Carrying Amounts (Details)

The difference between the recoverable amounts and the net carrying amounts of the CGUs considered totaled:

	Core Domestic	International Wholesale	Brazil
	(millions of euros)
Difference between recoverable amounts and net carrying amounts	(2,450)	(140)	1,246